Leases - Schedule of Maturity Analysis of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Maturity Analysis of Operating Lease Liabilities [Abstract]
2025	$ 116,684
2026	233,368
2027	233,368
2028	58,342
Total lease payments	641,762
Less: Imputed interest	(34,574)
Total operating lease liabilities	607,188	$ 628,359
Less: Operating lease liabilities, current	213,216	124,512
Operating lease liabilities, noncurrent	$ 393,972	$ 503,847